Stock-Based Compensation (Summary Of Stock Option Plans By Exercise Price) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding (shares)	335,241	335,241
Number Exercisable (shares)	335,241	335,241
Exercise Price $3.36 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (usd per share)	$ 3.36	$ 3.36
Number Outstanding (shares)	205,241	205,241
Weighted Average Remaining Life (in years)	1 year 9 months 22 days	2 years 0 months 22 days
Number Exercisable (shares)	205,241	205,241
Exercise Price $9.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (usd per share)	$ 9.07	$ 9.07
Number Outstanding (shares)	5,000	5,000
Weighted Average Remaining Life (in years)	2 years 5 months 9 days	2 years 8 months 9 days
Number Exercisable (shares)	5,000	5,000
Exercise Price $11.20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (usd per share)	$ 11.20	$ 11.20
Number Outstanding (shares)	125,000	125,000
Weighted Average Remaining Life (in years)	2 years 8 months 1 day	2 years 11 months 1 day
Number Exercisable (shares)	125,000	125,000